Schedule of Investments (unaudited) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
29Metals Ltd.	389,055	$307,766
Abacus Property Group	191,660	339,365
Accent Group Ltd.	66,230	112,079
Adairs Ltd.	406,075	605,936
Altium Ltd.	39,775	1,013,914
AMP Ltd.	142,820	107,980
APM Human Services International Ltd.	593,295	743,428
Ardent Leisure Group Ltd.	1,899,580	689,038
Austal Ltd.	152,255	167,099
Breville Group Ltd.	17,575	241,436
BWP Trust	134,310	346,215
Cettire Ltd.(a)(b)	516,520	671,421
Champion Iron Ltd.	64,010	278,115
Clinuvel Pharmaceuticals Ltd.	15,910	214,098
Codan Ltd./Australia	151,330	735,094
Collins Foods Ltd.	57,350	330,645
CSR Ltd.	562,585	1,969,454
Data#3 Ltd.	54,390	274,572
Deterra Royalties Ltd.	224,405	688,108
Domain Holdings Australia Ltd.	284,345	634,175
Domino’s Pizza Enterprises Ltd.	2,775	93,405
Downer EDI Ltd.	151,885	359,319
Elders Ltd.	64,935	349,611
FleetPartners Group Ltd., NVS(b)	453,065	631,470
Global Lithium Resources Ltd., NVS	95,645	88,864
GrainCorp Ltd., Class A	109,890	497,888
GUD Holdings Ltd.	31,450	200,618
GWA Group Ltd.	563,880	658,687
Healius Ltd.	511,155	1,015,813
Helia Group Ltd.	499,130	1,048,464
HomeCo Daily Needs REIT	708,550	566,404
HT&E Ltd.	640,470	487,369
Iluka Resources Ltd.	166,870	1,226,155
Inghams Group Ltd.	345,765	645,436
Judo Capital Holdings Ltd.(a)	467,680	385,537
Jumbo Interactive Ltd.	14,615	127,132
Karoon Energy Ltd.(a)	274,540	392,457
Kogan.com Ltd.(a)	81,955	237,347
Link Administration Holdings Ltd.	130,425	184,007
Liontown Resources Ltd.(a)	277,315	509,986
Lovisa Holdings Ltd.	10,915	193,645
McMillan Shakespeare Ltd.	32,560	332,608
Metcash Ltd.	222,925	577,713
Myer Holdings Ltd.	1,605,985	934,756
Neometals Ltd.(a)	551,115	228,792
New Hope Corp. Ltd.	333,740	1,179,743
nib holdings Ltd.	27,565	141,439
Nick Scali Ltd.	154,845	1,002,201
Nine Entertainment Co. Holdings Ltd.	584,600	806,404
NRW Holdings Ltd.	519,295	834,548
Orora Ltd.	240,500	549,672
Paladin Energy Ltd.(a)	564,620	248,332
Perseus Mining Ltd.	110,630	163,499
PEXA Group Ltd.(a)	113,035	1,003,155
PolyNovo Ltd.(a)	119,695	130,034
Redbubble Ltd.(a)(b)	276,205	74,708
Region RE Ltd.	563,695	922,464
Regis Resources Ltd.(a)	98,605	139,520
Security	Shares	Value

Australia (continued)
Reliance Worldwide Corp. Ltd.	61,790	$168,509
RPMGlobal Holdings Ltd.(a)	255,670	237,643
Sandfire Resources Ltd.(a)	337,810	1,471,788
Service Stream Ltd.	336,330	148,567
Sigma Healthcare Ltd.	1,786,175	828,993
Silex Systems Ltd.(a)	55,685	124,439
Sims Ltd.	154,475	1,618,859
SiteMinder Ltd.(a)(b)	89,170	216,270
Southern Cross Media Group Ltd.	783,105	434,744
Stanmore Resources Ltd.(a)	336,330	685,294
Star Entertainment Grp Ltd. (The)(a)	463,055	392,520
Steadfast Group Ltd.	126,170	497,413
Super Retail Group Ltd.	150,035	1,354,004
Tabcorp Holdings Ltd.	2,388,905	1,666,296
Telix Pharmaceuticals Ltd.(a)	85,100	576,032
Temple & Webster Group Ltd.(a)(b)	91,205	244,536
Terracom Ltd.	2,420,170	1,031,367
Ventia Services Group Pty Ltd.	195,730	340,895
Vulcan Energy Resources Ltd.(a)	18,685	74,409
Weebit Nano Ltd.(a)	26,455	93,693
		41,845,411
Austria — 0.5%
Addiko Bank AG(a)	21,830	334,357
Agrana Beteiligungs AG	9,435	177,259
ams-OSRAM AG(a)	44,770	309,185
IMMOFINANZ AG(a)	15,540	253,880
Oesterreichische Post AG	9,435	363,448
Porr AG	39,590	604,632
S IMMO AG	11,285	158,691
Semperit AG Holding	3,330	87,514
Zumtobel Group AG	71,040	558,002
		2,846,968
Belgium — 1.5%
Aedifica SA	1,665	139,081
AGFA-Gevaert NV(a)	106,375	298,586
Barco NV	20,350	594,325
Bekaert SA	11,655	542,588
bpost SA	128,575	632,591
Deceuninck NV	24,605	63,842
Deme Group NV(a)	4,070	538,560
Gimv NV	41,070	2,142,167
Intervest Offices & Warehouses NV	4,070	84,044
Ion Beam Applications	47,730	874,107
Nextensa. SA	4,440	234,837
Orange Belgium SA(a)	34,410	558,129
Proximus SADP	76,775	654,475
Telenet Group Holding NV	34,398	797,921
Van de Velde NV	8,140	317,519
		8,472,772
Bermuda — 0.1%
2020 Bulkers Ltd.(b)	72,520	725,014

Canada — 10.7%
Absolute Software Corp.	67,895	529,690
ADENTRA Inc.	11,100	213,176
Advantage Energy Ltd.(a)	22,385	125,899
Aecon Group Inc.	46,065	430,781
Alamos Gold Inc., Class A	14,245	184,102
Andlauer Healthcare Group Inc.	21,830	829,954

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Aritzia Inc.(a)	6,290	$199,910
Artis REIT	17,390	90,361
ATS Corp.(a)	17,390	745,478
Bausch Health Companies Inc.(a)	11,285	83,170
Baytex Energy Corp.(a)	208,310	784,132
BlackBerry Ltd.(a)	103,785	404,462
Boardwalk REIT	2,590	110,876
BRP Inc.	18,500	1,382,123
Canaccord Genuity Group Inc.	132,645	1,058,340
Canfor Corp.(a)	59,015	886,848
Capital Power Corp.	11,289	367,954
Capstone Mining Corp.(a)	158,175	743,680
Cardinal Energy Ltd.	23,495	126,592
Cascades Inc.	96,940	789,916
Celestica Inc.(a)	102,120	1,107,993
Centerra Gold Inc.	88,088	595,554
Choice Properties REIT	70,115	757,636
CI Financial Corp.	175,565	1,728,632
Cogeco Communications Inc.	9,620	466,213
Cogeco Inc.	15,910	677,219
Colliers International Group Inc.	8,510	904,986
Corus Entertainment Inc., Class B, NVS	563,325	590,413
Crescent Point Energy Corp.	241,795	1,788,232
CT REIT	307,840	3,655,863
Definity Financial Corp.	48,100	1,304,702
Docebo Inc.(a)	27,010	1,048,622
Dream Office REIT	40,330	396,796
Dundee Precious Metals Inc.	89,170	654,205
ECN Capital Corp.	600,510	1,400,606
Eldorado Gold Corp.(a)	36,630	404,732
Enerflex Ltd.	57,905	351,315
Enerplus Corp.	82,784	1,238,449
Ensign Energy Services Inc.(a)	222,555	435,303
EQB Inc.(b)	5,735	254,400
ERO Copper Corp.(a)	54,205	1,067,417
Filo Mining Corp.(a)	33,300	553,996
Finning International Inc.	76,220	1,975,189
First Capital Real Estate Investment Trust	8,695	102,105
Frontera Energy Corp.(a)	98,050	927,779
Gibson Energy Inc.	42,920	728,295
H&R Real Estate Investment Trust	53,835	466,887
Headwater Exploration Inc.	15,725	72,192
Home Capital Group Inc.	13,875	445,995
Hudbay Minerals Inc.	19,610	98,278
IAMGOLD Corp.(a)	61,975	177,483
Interfor Corp.(a)	52,540	824,446
Jamieson Wellness Inc.(c)	3,700	91,377
Kinaxis Inc.(a)	7,770	1,067,045
Labrador Iron Ore Royalty Corp.	35,890	809,270
Lassonde Industries Inc., Class A	1,665	119,217
Leon’s Furniture Ltd.	61,790	882,486
Linamar Corp.	6,475	307,776
Major Drilling Group International Inc.(a)	97,680	753,409
Maple Leaf Foods Inc.	7,770	159,202
Martinrea International Inc.	58,830	614,418
MEG Energy Corp.(a)	66,415	1,105,895
Methanex Corp.	15,170	679,087
New Gold Inc.(a)	200,910	258,024
North West Co. Inc. (The)	10,410	305,343
Novagold Resources Inc.(a)	72,520	392,882
Security	Shares	Value

Canada (continued)
Nuvei Corp.(a)(c)	26,085	$1,059,303
Pan American Silver Corp.(b)	3,330	59,307
Parex Resources Inc.	7,030	142,743
Parkland Corp.	19,240	453,717
Pason Systems Inc.	117,845	1,026,365
Peyto Exploration & Development Corp.	11,655	106,154
PHX Energy Services Corp.	29,785	148,612
PrairieSky Royalty Ltd.	42,735	674,373
Precision Drilling Corp.(a)	14,615	728,026
Primo Water Corp.	15,910	241,673
Prinmaris REIT	23,310	229,857
Real Matters Inc.(a)(b)	231,435	867,764
Russel Metals Inc.	36,207	921,978
Sandstorm Gold Ltd.	12,210	70,204
Silvercorp Metals Inc.	22,755	83,304
SNC-Lavalin Group Inc.	9,065	208,752
Spin Master Corp.(c)	18,500	526,387
Sprott Inc.	2,960	106,463
SSR Mining Inc.	28,675	410,626
Stelco Holdings Inc.	27,935	976,081
Superior Plus Corp.	34,225	253,874
Surge Energy Inc.	74,185	480,203
Taseko Mines Ltd.(a)	42,365	69,730
Torex Gold Resources Inc.(a)	39,220	643,511
TransAlta Corp.	117,105	1,044,122
TransAlta Renewables Inc.	110,630	1,032,933
Transcontinental Inc., Class A	55,870	601,648
Trican Well Service Ltd.	352,795	825,449
Uni-Select Inc.(a)	14,060	482,970
Vermilion Energy Inc.	48,470	613,544
Well Health Technologies Corp.(a)	32,930	135,137
Western Forest Products Inc.	210,160	161,321
Westshore Terminals Investment Corp.	42,920	874,968
Whitecap Resources Inc.	156,140	1,230,819
		62,326,726
Cayman Islands — 0.3%
AMTD Digital Inc., NVS(b)	24,235	203,574
Fullwealth International Group Holdings Ltd.(a)	1,480,000	145,178
JS Global Lifestyle Co. Ltd.(c)	370,000	328,032
PC Partner Group Ltd.	740,000	424,427
Sirnaomics Ltd.(a)(c)	18,500	130,802
Solomon Systech International Ltd.	1,480,000	91,824
Tiande Chemical Holdings Ltd.	740,000	202,310
		1,526,147
China — 0.4%
China Renaissance Holdings Ltd.(c)	203,500	188,473
NetDragon Websoft Holdings Ltd.	462,500	905,666
Skyworth Group Ltd.	1,480,000	737,846
Tsaker New Energy Tech Co. Ltd.(c)	1,017,500	186,072
XD Inc.(a)	74,000	234,568
		2,252,625
Denmark — 2.3%
Ascendis Pharma A/S, ADR(a)	3,885	271,795
Bavarian Nordic A/S(a)(b)	10,915	300,172
cBrain A/S	4,255	87,868
Chemometec A/S(a)	4,070	235,504
D/S Norden A/S	4,440	278,995
GN Store Nord A/S(a)	51,245	1,368,030
ISS A/S	43,290	905,095

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Jyske Bank A/S, Registered(a)	5,180	$378,730
Per Aarsleff Holding A/S	32,190	1,386,436
Ringkjoebing Landbobank A/S	3,515	494,383
Rockwool A/S, Class B	1,295	313,652
Royal Unibrew A/S	21,090	1,885,110
Scandinavian Tobacco Group A/S, Class A(c)	94,165	1,839,238
SimCorp A/S	12,025	1,303,454
Solar A/S, Class B	9,435	771,879
Sydbank AS	23,310	1,039,960
Topdanmark AS	7,215	380,878
		13,241,179
Finland — 1.7%
Anora Group OYJ	7,215	42,167
F-Secure OYJ(b)	210,530	678,375
Harvia OYJ(b)	7,215	178,799
Kemira OYJ	54,945	963,832
Konecranes OYJ	5,180	202,900
Marimekko OYJ	86,395	893,359
Musti Group OYJ	7,257	150,371
Nokian Renkaat OYJ	51,060	497,446
Oma Saastopankki Oyj(b)	48,285	1,032,392
Outokumpu OYJ	63,455	345,929
QT Group OYJ(a)	10,360	893,388
Rovio Entertainment OYJ(c)	147,260	1,511,507
Sanoma OYJ(b)	88,615	768,503
Stockmann OYJ Abp, Class B(a)	28,305	65,903
TietoEVRY OYJ	10,915	348,776
Uponor OYJ	25,160	671,423
WithSecure OYJ(a)	175,195	287,539
YIT OYJ	89,725	232,273
		9,764,882
France — 5.7%
ALD SA(c)	26,640	320,929
Alten SA	1,665	283,063
Atos SE(a)	23,495	325,703
Beneteau SA	38,295	616,373
Casino Guichard Perrachon SA(a)(b)	22,940	195,218
CGG SA(a)	138,750	103,834
Cie. Plastic Omnium SA	20,905	370,115
Coface SA	94,720	1,449,825
Criteo SA, SP ADR, SP ADR(a)(b)	2,590	81,456
Derichebourg SA	150,775	932,433
Elior Group SA(a)(c)	40,330	140,325
Elis SA	5,920	117,594
Eramet SA	6,290	612,693
Eurazeo SE	13,320	951,099
Euroapi SA(a)	19,980	239,962
Euronext NV(c)	13,320	1,059,330
Eutelsat Communications SA	140,045	930,972
Faurecia SE(a)	31,265	649,181
Gaztransport Et Technigaz SA	12,580	1,345,320
ICADE	6,660	312,793
Interparfums SA	12,025	955,181
IPSOS	20,720	1,123,450
Kaufman & Broad SA	16,835	547,769
Klepierre SA	62,345	1,579,206
Korian SA	5,550	48,153
La Francaise des Jeux SAEM(c)	55,130	2,356,357
Lagardere SA	4,440	107,080
Security	Shares	Value

France (continued)
Maisons du Monde SA(c)	10,360	$109,277
Mercialys SA	81,030	814,788
Metropole Television SA	5,735	92,591
Nexans SA	3,330	286,523
Nexity SA	11,840	310,621
OVH Groupe SAS, NVS(a)(b)	20,720	218,189
Quadient SA	73,260	1,456,271
Renault SA(a)	40,885	1,518,590
Rexel SA	58,460	1,354,144
Rothschild & Co.	38,295	1,976,942
SCOR SE	29,045	751,281
Societe pour l’Informatique Industrielle, NVS(b)	4,995	278,786
SOITEC(a)	2,775	409,878
Solutions 30 SE(a)(b)	37,370	103,676
Sopra Steria Group SACA	370	80,091
SPIE SA	14,800	461,953
Television Francaise 1	167,055	1,346,259
Trigano SA	5,550	723,020
Ubisoft Entertainment SA(a)	18,315	536,394
Valeo	45,695	892,271
Valneva SE(a)	24,050	116,876
Verallia SA(c)	10,730	435,534
Virbac SA	925	315,960
Wavestone	9,065	466,136
Wendel SE	1,850	207,532
		33,018,997
Germany — 5.6%
AIXTRON SE	19,240	544,720
Amadeus Fire AG	4,995	736,235
Atoss Software AG	3,515	705,089
Aurubis AG	18,500	1,735,619
Bechtle AG	9,250	430,210
Ceconomy AG(a)	167,980	512,601
CompuGroup Medical SE & Co. KgaA	2,035	111,890
Covestro AG(a)(c)	4,810	211,017
CTS Eventim AG & Co. KGaA(a)	2,960	195,020
Dermapharm Holding SE	6,660	334,343
Deutsche Pfandbriefbank AG(b)(c)	144,300	1,330,938
Deutz AG	63,640	423,029
DIC Asset AG	86,580	659,065
Duerr AG	14,060	487,839
DWS Group GmbH & Co. KGaA(c)	2,035	67,665
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,990	516,667
Elmos Semiconductor SE	2,405	181,780
flatexDEGIRO AG(a)	75,480	813,491
Freenet AG	41,810	1,191,962
GEA Group AG	27,010	1,270,358
Gerresheimer AG	4,995	544,292
Global Fashion Group SA(a)	73,445	66,994
Hamburger Hafen und Logistik AG	11,285	155,734
Heidelberger Druckmaschinen AG(a)	101,565	210,548
HelloFresh SE(a)(b)	64,565	1,733,708
Hensoldt AG	2,590	97,138
Hugo Boss AG	13,135	990,268
K+S AG, Registered	22,755	453,868
Kloeckner & Co. SE	68,820	763,898
Krones AG	4,440	583,394
LANXESS AG	10,360	422,137
METRO AG(a)	20,905	177,795
MLP SE	18,500	105,391

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
MorphoSys AG(a)	7,400	$155,436
Nemetschek SE	19,425	1,518,323
New Work SE	1,110	202,408
Nordex SE(a)	9,065	109,171
Norma Group SE	4,070	96,818
PATRIZIA SE	42,365	455,434
ProSiebenSat.1 Media SE	32,560	292,395
PVA TePla AG(a)	14,245	305,044
Rheinmetall AG	8,325	2,438,332
SAF-Holland SE	15,540	215,020
Salzgitter AG(b)	22,570	894,892
Scout24 SE(c)	16,650	1,037,746
Siltronic AG	1,665	120,005
Sixt SE	4,625	573,821
SMA Solar Technology AG(a)	1,665	180,101
Stratec SE	740	50,920
Suedzucker AG	19,610	396,141
Synlab AG	55,870	590,015
TAG Immobilien AG	11,840	101,385
Takkt AG	25,715	411,820
TeamViewer AG(a)(c)	32,375	597,506
thyssenkrupp AG	54,945	395,396
TUI AG(a)(b)	6,660	42,651
Varta AG	2,590	67,171
Vitesco Technologies Group AG(a)	5,365	367,402
Wacker Chemie AG	3,885	600,821
Westwing Group SE(a)	5,920	46,126
Zalando SE(a)(c)	39,405	1,620,706
		32,647,709
Hong Kong — 2.0%
Champion REIT	1,110,000	463,324
Chinese Estates Holdings Ltd.(a)	1,017,500	293,928
CK Life Sciences International Holdings Inc.	4,810,000	485,554
First Pacific Co. Ltd.	4,810,000	1,610,697
Futu Holdings Ltd., ADR(a)(b)	14,245	630,626
Giordano International Ltd.	740,000	222,481
Great Eagle Holdings Ltd.	74,000	151,106
Haitong International Securities Group Ltd.(a)(b)	1,110,000	93,696
Hong Kong Technology Venture Co. Ltd.	555,000	349,105
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,110,000	192,562
IGG Inc.(a)	1,850,000	1,529,301
Johnson Electric Holdings Ltd.	277,500	310,263
Kerry Logistics Network Ltd.	92,500	131,061
Melco Resorts & Entertainment Ltd., ADR(a)	10,730	146,357
PAX Global Technology Ltd.	370,000	304,784
Prosperity REIT	2,960,000	718,001
Shun Tak Holdings Ltd.(a)	1,480,000	268,659
Sun Hung Kai & Co. Ltd.	555,000	204,783
Sunlight REIT	2,035,000	789,138
Tam Jai International Co. Ltd.	925,000	248,344
Texwinca Holdings Ltd.	2,220,000	396,423
United Energy Group Ltd.(a)(b)	2,960,000	446,054
United Laboratories International Holdings Ltd. (The)	370,000	299,582
Vitasoy International Holdings Ltd.	212,000	374,993
VTech Holdings Ltd.	203,500	1,221,720
		11,882,542
Ireland — 0.9%
AIB Group PLC	396,455	1,704,985
Bank of Ireland Group PLC	320,790	3,317,904
Security	Shares	Value

Ireland (continued)
Glanbia PLC	23,495	$356,304
Greencore Group PLC(a)	102,675	110,649
		5,489,842
Israel — 1.1%
Africa Israel Residences Ltd.	2,405	88,157
Altshuler Shaham Penn Ltd.	65,305	133,644
AudioCodes Ltd.(b)	34,595	347,893
Camtek Ltd./Israel(a)	7,215	187,058
Delek Automotive Systems Ltd.	78,255	631,780
Elco Ltd.(b)	2,590	89,902
Electra Consumer Products 1970 Ltd.	5,550	131,026
Equital Ltd.(a)	2	41
G City Ltd.	140,970	442,538
Mehadrin Ltd.(a)	—	10
Meitav Investment House Ltd.(a)(b)	75,480	250,163
Migdal Insurance & Financial Holdings Ltd.(a)	182,040	196,297
Naphtha Israel Petroleum Corp. Ltd.	104,895	448,502
Oil Refineries Ltd.	896,695	249,683
Partner Communications Co. Ltd.(a)	62,900	306,454
Paz Oil Co. Ltd.(a)(b)	4,995	470,555
Property & Building Corp. Ltd.(a)	9,435	432,894
Retailors Ltd.	50,875	966,860
Scope Metals Group Ltd.(a)	19,055	634,384
Tel Aviv Stock Exchange Ltd.	71,595	329,694
Tremor International Ltd., ADR, ADR NVS(a)(b)	31,248	178,739
		6,516,274
Italy — 2.8%
A2A SpA	93,795	165,491
ACEA SpA	85,655	1,256,144
Ascopiave SpA	191,475	612,972
Autogrill SpA(a)	54,575	399,762
Banca Generali SpA	12,025	399,217
Banca Monte dei Paschi di Siena SpA(a)	188,145	433,768
Banco BPM SpA	332,075	1,350,243
BasicNet SpA	54,205	318,353
BPER Banca	202,945	570,011
Cembre SpA	10,360	345,895
Credito Emiliano SpA	10,360	79,534
De’ Longhi SpA	12,395	288,009
El.En. SpA	55,315	714,384
Enav SpA(c)	205,905	967,639
Esprinet SpA	12,580	111,457
Gruppo MutuiOnline SpA(b)	11,840	369,216
Hera SpA	57,165	177,969
Immobiliare Grande Distribuzione SIIQ SpA	37,925	124,077
Iren SpA	214,600	463,758
Italgas SpA	103,970	678,870
Leonardo SpA	59,015	703,275
OVS SpA(c)	96,570	290,316
Piaggio & C SpA	377,585	1,553,669
RAI Way SpA(c)	51,060	327,091
Reply SpA	4,070	474,165
Safilo Group SpA(a)	120,620	173,772
Sanlorenzo SpA/Ameglia	12,395	556,296
Sesa SpA	1,295	158,714
SOL SpA	22,940	662,273
Technogym SpA(c)	29,785	271,795
Unieuro SpA(c)	48,285	579,555

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA	135,975	$764,503
		16,342,193
Japan — 22.2%
77 Bank Ltd. (The)	55,500	902,312
Adastria Co. Ltd.	18,500	348,886
ADEKA Corp.	37,000	624,836
Aichi Steel Corp.	9,000	180,210
Aiful Corp.	37,000	100,638
Alpen Co. Ltd.	18,500	282,879
Amano Corp.	37,000	753,355
Anritsu Corp.	18,500	169,395
Arata Corp.	7,800	253,622
Asahi Holdings Inc.	18,500	272,362
ASKUL Corp.	37,000	493,092
Base Co. Ltd.	31,100	1,364,308
Belluna Co. Ltd.	74,000	406,003
BML Inc.	10,300	231,322
Celsys Inc.	18,500	88,511
Chugoku Marine Paints Ltd.	74,000	646,683
Citizen Watch Co. Ltd.	37,000	204,734
CKD Corp.	18,500	281,803
Colowide Co. Ltd.	18,500	283,432
Comture Corp.	18,500	272,923
Cosmo Energy Holdings Co. Ltd.	37,000	1,182,856
Create Restaurants Holdings Inc.	92,500	674,968
Credit Saison Co. Ltd.	18,500	256,316
Cybozu Inc.	9,100	181,651
Dai-Dan Co. Ltd.	27,700	500,966
Daido Steel Co. Ltd.	4,200	161,743
Daishinku Corp.	74,000	372,309
Daiwa Industries Ltd.	55,500	586,230
Daiwa Securities Living Investments Corp.	555	471,890
Daiwabo Holdings Co.Ltd.	55,500	1,047,241
Dexerials Corp.	18,500	352,066
Digital Arts Inc.	7,300	271,732
DMG Mori Co. Ltd.	37,000	593,579
DTS Corp.	55,500	1,318,656
Enigmo Inc.	74,000	232,442
Financial Products Group Co. Ltd.	111,000	903,726
Frontier Real Estate Investment Corp.	105	379,361
Fuji Soft Inc.	6,100	364,441
Fujikura Ltd.	92,500	630,676
Fujimi Inc.	25,000	1,295,093
Fujimori Kogyo Co. Ltd.	7,000	162,643
Fukui Computer Holdings Inc.	18,500	367,208
Fullcast Holdings Co. Ltd.	18,500	335,877
Furuno Electric Co. Ltd.	111,000	757,166
Futaba Industrial Co. Ltd.	55,500	185,849
Future Corp.	37,000	473,279
Fuyo General Lease Co. Ltd.	14,700	1,075,822
G-7 Holdings Inc.	55,500	585,209
Geo Holdings Corp.	55,500	671,441
Global One Real Estate Investment Corp.	185	143,149
GLOBERIDE Inc.	18,500	339,137
GMO Financial Holdings Inc.	129,500	591,305
GMO GlobalSign Holdings KK	18,500	524,935
GMO internet group Inc.	37,000	744,317
Gree Inc.	18,500	95,841
GungHo Online Entertainment Inc.	9,000	172,792
Hachijuni Bank Ltd. (The)	18,500	82,882
Security	Shares	Value

Japan (continued)
Hanwa Co. Ltd.	6,600	$204,369
Hazama Ando Corp.	55,500	366,372
Heiwa Real Estate Co. Ltd.	37,000	1,058,736
Hioki E.E. Corp.	18,500	1,232,169
Hitachi Zosen Corp.	74,000	458,926
Hoshino Resorts REIT Inc.	79	411,419
Hosiden Corp.	18,500	236,920
Idec Corp./Japan	10,500	257,128
Inabata & Co. Ltd.	37,000	755,282
Ines Corp.	18,500	189,180
Infocom Corp.	37,000	614,820
Information Services International-Dentsu Ltd.	42,400	1,494,699
Insource Co. Ltd.	74,000	678,999
Inui Global Logistics Co. Ltd.(b)	37,000	470,295
Ishihara Sangyo Kaisha Ltd.	55,500	479,578
Iyogin Holdings Inc., NVS	55,500	324,968
Jaccs Co. Ltd.	9,600	321,799
JAFCO Group Co. Ltd.	55,500	707,187
Japan Aviation Electronics Industry Ltd.	18,500	324,545
Japan Communications Inc.(a)	203,500	377,974
Japan Logistics Fund Inc.	185	439,346
Japan Petroleum Exploration Co. Ltd.	49,400	1,643,751
Japan Pulp & Paper Co. Ltd.	24,600	948,452
Japan Securities Finance Co. Ltd.	74,000	558,479
Japan Wool Textile Co. Ltd. (The)	55,500	412,100
JCR Pharmaceuticals Co. Ltd.	18,500	200,097
JCU Corp.	18,500	436,842
Justsystems Corp.	6,700	177,047
Kagome Co. Ltd.	18,500	449,344
Kamei Corp.	92,500	1,062,265
Kandenko Co. Ltd.	55,500	418,178
Kappa Create Co. Ltd.(a)	37,000	411,147
KeePer Technical Laboratory Co. Ltd.	4,300	159,890
Keihanshin Building Co. Ltd.	92,500	872,672
Kenedix Residential Next Investment Corp.	50	78,443
Kenedix Retail REIT Corp.	185	332,855
Ki-Star Real Estate Co. Ltd.	7,100	213,359
Kitz Corp.	148,000	1,012,144
Kokuyo Co. Ltd.	37,000	528,756
Komori Corp.	18,500	143,355
Konica Minolta Inc.	18,500	77,170
Konishi Co. Ltd.	18,500	277,892
Kotobuki Spirits Co. Ltd.	14,600	1,078,133
KPP Group Holdings Co. Ltd.	148,000	706,578
K’s Holdings Corp.	37,000	327,939
Kurabo Industries Ltd.	37,000	680,599
KYORIN Holdings Inc.	18,500	238,105
Kyudenko Corp.	7,500	199,999
Kyushu Financial Group Inc.	92,500	333,439
LaSalle Logiport REIT	1,480	1,758,243
Life Corp.	55,500	1,177,302
Mani Inc.	18,500	242,102
Marudai Food Co. Ltd.	37,000	418,211
Maruichi Steel Tube Ltd.	18,500	418,490
Maruwa Co.Ltd./Aichi	7,300	930,932
Maruzen Showa Unyu Co. Ltd.	55,500	1,389,027
Matsuda Sangyo Co. Ltd.	18,500	307,458
Medical Data Vision Co. Ltd.	18,500	110,362
Meitec Corp.	37,000	625,225
Menicon Co. Ltd.	18,500	392,927

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Milbon Co. Ltd.	5,300	$223,461
Mitsui DM Sugar Holdings Co. Ltd.	18,500	310,254
Mitsui High-Tec Inc.(b)	5,700	343,745
Mitsui Matsushima Holdings Co. Ltd.(b)	18,500	431,414
Mitsui Mining & Smelting Co. Ltd.	18,500	440,537
Mitsuuroko Group Holdings Co. Ltd.	18,000	176,625
Mizuno Corp.	5,800	144,772
Mochida Pharmaceutical Co. Ltd.	18,500	475,438
Monex Group Inc.(b)	148,000	562,040
Monogatari Corp. (The)	9,400	197,585
Mori Hills REIT Investment Corp.	185	209,086
Mori Trust Sogo REIT Inc.	2,775	1,460,540
Morinaga & Co. Ltd./Japan	18,500	548,256
MOS Food Services Inc.	18,500	425,046
m-up Holdings Inc.(b)	111,000	1,010,229
Nagase & Co. Ltd.	74,000	1,165,882
NEC Networks & System Integration Corp.	18,500	230,612
NET One Systems Co. Ltd.	37,000	872,400
Nichias Corp.	18,500	374,152
Nichiha Corp.	9,100	192,270
Nihon Parkerizing Co. Ltd.	55,500	434,408
Nippon Carbon Co. Ltd.	8,600	263,538
Nippon Gas Co. Ltd.	55,500	780,468
Nippon Koei Co. Ltd.	18,500	515,787
Nippon Light Metal Holdings Co. Ltd.	18,500	193,841
Nippon Paper Industries Co. Ltd.(a)	18,500	148,233
NIPPON REIT Investment Corp.	925	2,171,360
Nippon Suisan Kaisha Ltd.	166,500	728,017
Nishimatsu Construction Co. Ltd.	18,500	486,143
Nishi-Nippon Financial Holdings Inc.	111,000	924,727
Nisshin Oillio Group Ltd.(The)	7,000	174,958
Nisshinbo Holdings Inc.	18,500	142,424
Nittetsu Mining Co. Ltd.	30,700	830,546
Nitto Kogyo Corp.	18,500	366,298
Nomura Co. Ltd.	129,500	896,978
Nomura Micro Science Co. Ltd.	30,000	930,973
North Pacific Bank Ltd.	111,000	237,479
NSD Co. Ltd.	119,200	2,192,849
Obara Group Inc.	9,200	289,197
Ohsho Food Service Corp.	3,900	177,604
Okamoto Machine Tool Works Ltd.	18,500	668,820
Okinawa Electric Power Co. Inc. (The)(a)	37,036	302,064
Okumura Corp.	26,500	650,153
Okuwa Co. Ltd.	18,500	122,078
Onward Holdings Co. Ltd.	74,000	204,767
Organo Corp.	27,700	668,887
Osaka Organic Chemical Industry Ltd.	18,500	280,489
Oyo Corp.	18,500	278,469
Pasona Group Inc.	18,500	254,611
Penta-Ocean Construction Co. Ltd.	37,000	179,882
Pharma Foods International Co. Ltd.(b)	111,000	1,439,264
PHC Holdings Corp.	18,500	190,094
Press Kogyo Co. Ltd.	148,000	593,634
Raito Kogyo Co. Ltd.	37,000	545,741
Raksul Inc.(a)	18,500	188,357
Rengo Co. Ltd.	37,000	241,306
Riken Keiki Co. Ltd.	11,400	438,086
Riken Technos Corp.	259,000	1,163,202
Riken Vitamin Co. Ltd.	37,000	555,001
Riso Kagaku Corp.	37,000	674,468
Security	Shares	Value

Japan (continued)
Roland DG Corp.	25,800	$648,492
Rorze Corp.	4,200	311,153
Round One Corp.	55,500	240,080
Royal Holdings Co. Ltd.	18,500	392,298
Ryobi Ltd.	18,500	215,286
Ryosan Co. Ltd.	18,500	436,971
Saibu Gas Holdings Co. Ltd.	55,500	772,801
Saizeriya Co. Ltd.	29,600	744,220
Sanki Engineering Co. Ltd.	129,500	1,431,683
Sanoh Industrial Co. Ltd.	18,500	93,681
Sanyo Denki Co.Ltd.	4,300	214,808
Senshu Electric Co. Ltd.	55,500	1,272,161
Shibaura Electronics Co. Ltd.	10,400	437,310
Shibaura Machine Co. Ltd.	8,000	186,243
Shibaura Mechatronics Corp.	7,900	884,567
Shiga Bank Ltd. (The)	9,500	198,033
Shikoku Bank Ltd. (The)	55,500	360,522
Shin Nippon Biomedical Laboratories Ltd.	55,500	1,013,891
Shinmaywa Industries Ltd.	18,500	166,581
Shizuoka Gas Co. Ltd.	37,000	314,605
SHO-BOND Holdings Co. Ltd.	9,800	418,812
Shoei Co.Ltd.	24,200	448,936
SIGMAXYZ Holdings Inc.	18,500	145,648
Simplex Holdings Inc.	4,900	85,249
Skylark Holdings Co. Ltd.(a)	18,500	248,219
Star Micronics Co. Ltd.	37,000	481,552
Sumitomo Bakelite Co. Ltd.	5,000	191,215
Systena Corp.	314,500	650,515
Syuppin Co. Ltd.	55,500	360,593
Taihei Dengyo Kaisha Ltd.	18,500	564,278
Taiko Pharmaceutical Co. Ltd.(a)	74,000	209,019
Takara Holdings Inc.	55,500	437,352
Takara Standard Co. Ltd.	37,000	447,526
Takuma Co. Ltd.	37,000	387,087
Tama Home Co. Ltd.(b)	55,500	1,518,158
TechMatrix Corp.(b)	37,000	441,486
Tekken Corp.	18,500	262,655
Toagosei Co. Ltd.	37,000	319,892
TOC Co. Ltd.	185,000	911,153
Tocalo Co. Ltd.	37,000	347,475
Toda Corp.	74,000	432,942
Toho Bank Ltd. (The)	185,000	305,366
Toho Titanium Co. Ltd.	18,500	276,160
Tokai Carbon Co. Ltd.	37,000	336,245
TOKAI Holdings Corp.	111,000	721,037
Tokai Tokyo Financial Holdings Inc.	92,500	239,445
Tokyo Kiraboshi Financial Group Inc.	8,300	169,073
Tokyo Ohka Kogyo Co. Ltd.	11,500	600,337
Tokyu Construction Co. Ltd.	37,000	196,176
Tokyu REIT Inc.	2,405	3,212,920
Tomoku Co. Ltd.	74,000	868,174
Tomy Co. Ltd.	55,500	627,108
Topcon Corp.	37,000	527,035
Torii Pharmaceutical Co. Ltd.	37,000	939,348
Totetsu Kogyo Co. Ltd.	18,500	369,631
Towa Pharmaceutical Co. Ltd.	18,500	264,055
Toyo Ink SC Holdings Co. Ltd.	18,500	298,554
Toyo Tanso Co. Ltd.	5,200	151,182
TSI Holdings Co. Ltd.	148,000	705,266
Tsugami Corp.	37,000	384,334

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Uchida Yoko Co. Ltd.	18,500	$704,313
Ulvac Inc.	37,000	1,468,842
United Super Markets Holdings Inc.	74,000	639,312
Usen-Next Holdings Co. Ltd.(b)	37,000	831,031
Ushio Inc.	18,500	230,132
ValueCommerce Co. Ltd.	18,500	179,198
Vital KSK Holdings Inc.	18,500	133,014
Wacom Co. Ltd.	55,500	281,900
Wakita & Co. Ltd.	18,500	188,319
West Holdings Corp.	6,000	143,045
YA-MAN Ltd.(b)	37,000	319,507
Yamazen Corp.	18,500	143,533
Yodogawa Steel Works Ltd.	18,500	387,740
Yonex Co. Ltd.	18,500	220,872
Yoshinoya Holdings Co. Ltd.	18,500	342,049
		129,771,066
Luxembourg — 0.1%
Majorel Group Luxembourg SA	24,790	804,460
Netherlands — 3.1%
Aalberts NV	10,545	487,027
ABN AMRO Bank NV, CVA(c)	105,265	1,687,109
Alfen Beheer BV(a)(b)(c)	4,995	404,142
Allfunds Group PLC	23,495	155,866
Arcadis NV	6,105	252,191
Ariston Holding NV	30,895	352,843
ASR Nederland NV	51,060	2,245,754
BE Semiconductor Industries NV	33,300	2,997,454
Corbion NV	21,460	675,593
Eurocommercial Properties NV	8,880	212,959
Flow Trades Ltd., NVS	11,840	293,285
IMCD NV	5,550	835,493
InPost SA(a)	77,330	829,971
Iveco Group NV(a)	31,450	282,979
Just Eat Takeaway.com NV(a)(c)	17,205	301,707
Koninklijke BAM Groep NV	173,715	380,687
MFE-MediaForEurope NV, Class B	419,210	308,848
MYT Netherlands Parent BV, ADR, ADR(a)	19,425	95,377
NSI NV	19,795	454,783
OCI NV	21,275	560,603
PostNL NV	369,445	664,650
Signify NV(c)	73,075	2,440,444
Technip Energies NV	16,650	369,394
TKH Group NV	6,290	304,510
TomTom NV(a)	69,560	596,391
		18,190,060
New Zealand — 0.9%
Argosy Property Ltd.	327,104	226,726
Chorus Ltd.	254,375	1,360,139
Genesis Energy Ltd.	197,025	330,634
Goodman Property Trust	43,475	58,800
Kiwi Property Group Ltd.	719,280	410,148
NZX Ltd.	218,670	158,259
Precinct Properties New Zealand Ltd.	187,035	143,422
Property for Industry Ltd.	607,170	864,280
Pushpay Holdings Ltd.(a)	296,740	260,999
Skellerup Holdings Ltd.	360,935	1,090,866
SKY Network Television Ltd.	54,945	89,621
Security	Shares	Value

New Zealand (continued)
SKYCITY Entertainment Group Ltd.	158,175	$234,895
		5,228,789
Norway — 1.3%
ArcticZymes Technologies ASA(a)(b)	33,670	121,321
Atea ASA	12,025	165,192
Bouvet ASA	53,835	339,164
BW LPG Ltd.(c)	44,955	363,207
Crayon Group Holding ASA(a)(c)	41,625	321,724
DNO ASA	592,555	592,791
Elmera Group ASA(c)	88,800	148,515
Hoegh Autoliners ASA	44,030	285,489
Kid ASA(c)	96,940	803,045
Norske Skog ASA(a)(c)	46,250	205,606
PGS ASA(a)	219,676	159,204
Rana Gruber ASA	72,705	392,389
Selvaag Bolig ASA	172,050	587,650
Solstad Offshore ASA(a)	118,490	247,033
SpareBank 1 Nord Norge	83,065	752,043
SpareBank 1 SMN	160,580	2,076,141
XXL ASA(b)(c)	648,795	133,326
		7,693,840
Portugal — 0.4%
Altri SGPS SA	55,500	287,298
CTT-Correios de Portugal SA	154,660	638,916
Greenvolt Energias Renovaveis SA(a)	11,655	79,209
REN - Redes Energeticas Nacionais SGPS SA	311,540	904,713
Semapa-Sociedade de Investimento e Gestao	36,445	550,622
		2,460,758
Singapore — 2.1%
AEM Holdings Ltd.	277,500	707,203
Asian Pay Television Trust	2,386,500	196,736
Best World International Ltd.(a)	629,000	1,031,862
CDL Hospitality Trusts	536,500	508,904
Digital Core REIT Management Pte Ltd.	846,000	369,150
Golden Agri-Resources Ltd.	7,344,500	1,518,938
Golden Energy & Resources Ltd.(a)	1,239,500	889,938
Keppel DC REIT	185,000	299,119
Keppel Infrastructure Trust	2,294,000	843,273
Manulife US Real Estate Investment Trust	1,161,200	208,553
NetLink NBN Trust	1,776,000	1,165,866
PARAGON REIT	592,000	415,530
Parkway Life REIT	647,500	1,885,798
Riverstone Holdings Ltd./Singapore	555,000	252,458
Samudera Shipping Line Ltd.	444,000	444,639
Sasseur Real Estate Investment Trust	703,000	380,421
Sheng Siong Group Ltd.	203,500	270,271
Silverlake Axis Ltd.	333,000	83,845
TDCX Inc., ADR(a)	23,495	165,170
Yangzijiang Financial Holding Ltd.(a)	1,572,500	455,342
Yanlord Land Group Ltd.	499,500	319,266
		12,412,282
Spain — 2.1%
Acerinox SA	205,720	2,222,651
Applus Services SA	39,775	333,715
Atresmedia Corp. de Medios de Comunicacion SA	99,160	396,536
Banco de Sabadell SA	1,959,520	2,042,204
Bankinter SA	142,635	843,432
Cia. de Distribucion Integral Logista Holdings SA	9,065	246,177
eDreams ODIGEO SA(a)	26,085	147,841

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ence Energia y Celulosa SA	66,970	$262,327
Fluidra SA	10,915	186,974
Gestamp Automocion SA(c)	101,195	437,553
Indra Sistemas SA	26,825	355,185
Inmobiliaria Colonial SOCIMI SA	23,680	151,374
Lar Espana Real Estate SOCIMI SA	130,610	738,306
Mediaset Espana Comunicacion SA(a)	229,955	764,724
Merlin Properties SOCIMI SA	35,705	315,696
Metrovacesa SA(b)(c)	23,310	194,695
Neinor Homes SA(c)	19,240	194,985
Pharma Mar SA	12,580	522,258
Prosegur Cia. de Seguridad SA	88,430	169,649
Sacyr SA	141,895	469,495
Solaria Energia y Medio Ambiente SA(a)	8,695	137,179
Unicaja Banco SA(c)	977,725	992,276
Viscofan SA	2,220	152,174
		12,277,406
Sweden — 3.1%
AcadeMedia AB(c)	13,320	67,606
Alleima AB, NVS(a)	56,795	291,556
Arjo AB, Class B	133,755	593,361
Betsson AB	32,930	355,469
Bilia AB, Class A	130,712	1,475,174
BioArctic AB(a)(c)	8,695	224,615
BioGaia AB	41,255	409,531
Biotage AB	37,370	464,867
Bonava AB, Class B	118,585	213,885
Bravida Holding AB(c)	20,165	245,504
Clas Ohlson AB, Class B	88,245	666,238
Concentric AB	42,180	887,096
Electrolux Professional AB, Class B	48,470	282,536
Engcon AB(a)	60,125	528,397
Fasadgruppen Group AB(b)	15,170	126,513
Fingerprint Cards AB, Class B(a)(b)	266,770	69,457
Hemnet Group AB	9,990	163,658
Instalco AB	46,805	246,026
Intrum AB	8,880	80,388
Investment AB Oresund	24,790	297,166
Inwido AB	48,840	513,228
Irlab Therapeutics AB(a)	189,625	191,381
JM AB	26,085	418,762
Klarabo Sverige AB(a)	46,435	62,946
Lindab International AB	21,090	337,764
Loomis AB	3,700	118,432
MIPS AB	11,285	610,218
Mycronic AB	43,660	927,900
NCAB Group AB	12,580	96,148
Net Insight AB(a)	682,650	348,779
New Wave Group AB, Class B	74,555	1,505,724
Nobia AB(a)	282,125	411,410
Nolato AB, Class B	51,800	287,390
Nordic Waterproofing Holding AB	4,255	58,005
Norva24 Group AB(a)	78,440	214,723
Nyfosa AB	91,390	626,285
Orron Energy AB	824,175	961,672
Peab AB, Class B	18,500	97,866
Ratos AB, Class B	18,870	65,225
Scandic Hotels Group AB(a)(c)	159,285	569,898
SkiStar AB	8,880	114,330
Swedish Logistic Property AB(a)	57,535	152,884
Security	Shares	Value

Sweden (continued)
SynAct Pharma AB(a)(b)	19,980	$149,273
Thule Group AB(c)	4,995	144,473
Truecaller AB(a)(b)	147,445	440,837
Volati AB	23,865	238,300
Wihlborgs Fastigheter AB	89,725	725,242
		18,078,138
Switzerland — 6.8%
Accelleron Industries AG, NVS(a)	50,690	1,250,254
Adecco Group AG, Registered	26,455	909,961
Ascom Holding AG, Registered	16,650	161,087
Bachem Holding AG, Class A	12,765	1,394,448
Banque Cantonale Vaudoise, Registered	16,465	1,732,520
Belimo Holding AG, Registered	925	446,432
BKW AG	10,360	1,774,116
Bucher Industries AG, Registered	2,590	1,166,395
Burckhardt Compression Holding AG	185	114,235
Cembra Money Bank AG	5,365	430,842
Clariant AG, Registered	60,495	1,009,069
Comet Holding AG, Registered	740	178,871
dormakaba Holding AG	555	248,626
Dottikon Es Holding AG(a)	1,665	434,800
Dufry AG, Registered(a)	1,295	59,867
Emmi AG, Registered	185	192,530
Flughafen Zurich AG, Registered	1,295	249,247
Forbo Holding AG, Registered	370	544,667
Galenica AG(c)	35,335	3,166,679
Georg Fischer Ltd.	8,510	620,548
Helvetia Holding AG, Registered	12,210	1,826,522
Idorsia Ltd.(a)(b)	24,790	239,581
Inficon Holding AG, Registered	1,480	1,611,317
Interroll Holding AG, Registered	236	861,371
Landis+Gyr Group AG	6,845	567,095
LEM Holding SA, Registered	185	408,145
Logitech International SA, Registered	50,505	2,988,743
Medmix AG(c)	16,280	386,301
Mobimo Holding AG, Registered	608	163,059
Molecular Partners AG(a)(b)	27,565	183,170
PolyPeptide Group AG(c)	65	1,631
PSP Swiss Property AG, Registered	11,470	1,350,720
Schweiter Technologies AG, NVS	185	147,632
SFS Group AG	2,220	290,089
Siegfried Holding AG, Registered	370	285,162
SIG Group AG	50,875	1,361,702
SKAN Group AG	2,405	231,930
Swiss Prime Site AG, Registered	8,894	805,082
Swissquote Group Holding SA, Registered	12,210	2,613,826
Tecan Group AG, Registered	3,885	1,692,976
Temenos AG, Registered	13,690	1,153,158
Trifork Holding AG	2,590	61,567
VAT Group AG(c)	8,695	3,067,504
Vontobel Holding AG, Registered	10,545	706,311
Zehnder Group AG, Registered	7,955	649,769
		39,739,557
United Kingdom — 13.3%
888 Holdings PLC(a)	435,860	440,353
Abcam PLC, SP ADR(a)	33,300	542,456
abrdn PLC	616,605	1,652,334
AG Barr PLC	7,215	45,609
Airtel Africa PLC(c)	379,065	572,209

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AJ Bell PLC	219,410	$899,476
Ashmore Group PLC	88,985	272,757
B&M European Value Retail SA	129,870	784,019
Babcock International Group PLC(a)	58,275	232,949
Beazley PLC	158,730	1,190,866
Bellway PLC	34,595	1,048,902
Big Yellow Group PLC	4,810	74,040
Bodycote PLC	12,025	104,351
Bridgepoint Group PLC(c)	196,655	597,294
British Land Co. PLC (The)	36,445	183,619
Britvic PLC	120,065	1,380,337
Bytes Technology Group PLC	128,575	671,877
Capital & Counties Properties PLC	756,596	1,120,104
Centamin PLC	177,415	230,263
Centrica PLC	1,269,100	1,823,634
Chemring Group PLC	170,755	611,225
Close Brothers Group PLC	63,085	721,066
Coats Group PLC	82,325	80,907
Computacenter PLC	56,610	1,641,178
ConvaTec Group PLC(c)	413,290	1,142,570
Currys PLC	444,185	319,207
Darktrace PLC(a)	248,085	874,833
Deliveroo PLC(a)(c)	428,090	588,574
Derwent London PLC	9,065	273,673
Diploma PLC	36,075	1,222,466
Domino’s Pizza Group PLC	337,440	1,248,418
Dr. Martens PLC	71,965	150,039
Drax Group PLC	141,895	1,122,744
Dunelm Group PLC	55,870	804,660
Endava PLC, ADR(a)(b)	4,440	255,611
EnQuest PLC(a)(b)	302,127	63,446
FDM Group Holdings PLC	43,475	367,708
Ferrexpo PLC	361,120	491,017
Firstgroup PLC	743,515	1,048,675
Frasers Group PLC(a)	72,890	704,383
Future PLC	23,495	333,390
Games Workshop Group PLC	7,770	969,836
Genuit Group PLC	61,790	233,352
Genus PLC	9,990	337,765
Grafton Group PLC	56,610	617,448
Grainger PLC	50,135	162,937
Great Portland Estates PLC	67,710	453,980
Greggs PLC	53,280	1,892,288
Halfords Group PLC	396,455	1,047,311
Hammerson PLC	1,265,400	446,236
Harbour Energy PLC	52,170	162,291
Hargreaves Lansdown PLC	30,525	309,043
Helios Towers PLC(a)	187,960	245,685
Hill & Smith PLC	36,445	630,484
Hiscox Ltd.	37,185	553,430
Hochschild Mining PLC	78,995	71,373
Howden Joinery Group PLC	93,795	808,548
IG Group Holdings PLC	81,287	750,402
IMI PLC	7,400	148,472
Immunocore Holdings PLC(a)(b)	925	53,696
Inchcape PLC	223,850	2,278,895
Indivior PLC, NVS(a)	82,140	1,576,575
Intermediate Capital Group PLC	92,685	1,521,874
International Distributions Services PLC	349,280	1,111,994
Investec PLC	266,215	1,484,026
Security	Shares	Value

United Kingdom (continued)
IWG PLC(a)	70,670	$150,931
Johnson Matthey PLC	19,610	484,439
Just Group PLC	69,745	77,397
Kainos Group PLC	64,750	1,010,508
Keller Group PLC	32,560	273,344
Man Group PLC/Jersey	787,175	2,251,295
Marks & Spencer Group PLC(a)	375,180	776,283
Marshalls PLC	195,360	738,029
Marston’s PLC(a)	498,575	218,051
Mitchells & Butlers PLC(a)	32,560	71,595
Moneysupermarket.com Group PLC	412,180	1,423,314
Moonpig Group PLC(a)	71,410	122,806
Morgan Advanced Materials PLC	116,920	452,000
Morgan Sindall Group PLC	22,940	489,285
Ninety One PLC	285,270	649,267
OSB Group PLC	147,815	925,520
Oxford Instruments PLC	21,275	737,951
Pagegroup PLC	72,705	414,923
Paragon Banking Group PLC	166,315	1,050,308
Patisserie Holdings PLC, NVS(d)	3,062	—
Pets at Home Group PLC	250,675	1,216,116
Playtech PLC(a)	64,565	468,675
Plus500 Ltd.	15,540	325,173
Primary Health Properties PLC	612,165	821,184
PureTech Health PLC(a)	106,375	280,074
QinetiQ Group PLC	115,255	538,537
Quilter PLC(c)	196,470	210,321
Reach PLC	311,355	330,645
Redrow PLC	27,750	180,918
Renewi PLC(a)	7,770	58,711
Renishaw PLC	4,810	218,180
RS GROUP PLC	152,070	1,764,323
Safestore Holdings PLC	146,520	1,826,420
Savills PLC	56,980	689,798
Serco Group PLC	42,920	82,042
Softcat PLC	95,275	1,605,267
Spectris PLC	21,090	998,772
Spire Healthcare Group PLC(a)(c)	131,720	378,257
Spirent Communications PLC	432,900	984,254
SSP Group PLC(a)	120,250	389,598
SThree PLC	91,945	487,051
Synthomer PLC	79,365	119,586
TBC Bank Group PLC	5,735	169,736
Telecom Plus PLC	20,165	457,683
TI Fluid Systems PLC(c)	165,575	220,155
Trainline PLC(a)(c)	39,960	125,248
Tullow Oil PLC(a)(b)	312,280	109,629
UNITE Group PLC (The)	34,595	417,433
Vesuvius PLC	34,410	175,629
Virgin Money UK PLC	86,580	170,164
Vistry Group PLC	67,340	663,757
Watches of Switzerland Group PLC(a)(c)	15,170	158,525
Weir Group PLC (The)	41,255	954,779
WH Smith PLC	13,505	267,886
Wickes Group PLC	536,130	908,258
Workspace Group PLC	76,035	456,189
		77,347,399
United States — 0.1%
Gran Tierra Energy Inc.(a)	98,050	77,436

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lions Gate Entertainment Corp., Class A(a)	36,630	$421,245
		498,681
Total Common Stocks — 98.3%
(Cost: $552,144,285)		573,401,717

Preferred Stocks

Germany — 0.8%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,035	114,516
Fuchs Petrolub SE, Preference Shares, NVS	19,980	789,349
Jungheinrich AG, Preference Shares, NVS	19,055	738,567
Schaeffler AG, Preference Shares, NVS	160,950	1,169,217
STO SE & Co. KGaA, Preference Shares, NVS	10,915	2,127,676
		4,939,325
Total Preferred Stocks — 0.8%
(Cost: $4,520,044)		4,939,325

Rights

Singapore — 0.0%
Keppel Infrastructure Trust,
(Expires 05/17/23, Strike Price SGD 0.47)	114,700	1,977
Total Rights — 0.0%
(Cost: $—)		1,977
Total Long-Term Investments — 99.1%
(Cost: $556,664,329)		578,343,019
Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	12,238,574	$12,242,246
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	100,000	100,000
Total Short-Term Securities — 2.1%
(Cost: $12,340,932)		12,342,246
Total Investments — 101.2%
(Cost: $569,005,261)		590,685,265
Liabilities in Excess of Other Assets — (1.2)%		(7,237,746)
Net Assets — 100.0%		$583,447,519

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,998,368	$8,241,328	(a)	$—	$1,687	$863	$12,242,246	12,238,574	$100,576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100,000	6,686		—
					$1,687	$863	$12,342,246		$107,262		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International Small-Cap Equity Factor ETF (Formerly iShares® MSCI Intl Small-Cap Multifactor ETF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	60	06/16/23	$2,861	$94,188
FTSE 100 Index	23	06/16/23	2,273	66,039
				$160,227

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$99,430,953	$473,970,764	$—	$573,401,717
Preferred Stocks	—	4,939,325	—	4,939,325
Rights	—	1,977	—	1,977
Short-Term Securities
Money Market Funds	12,342,246	—	—	12,342,246
	$111,773,199	$478,912,066	$—	$590,685,265
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$160,227	$—	$160,227

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust